Unaudited Condensed Consolidated Statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net Loss	$ (64,695,700)	$ (36,791,850)
Adjustments to reconcile net loss to net cash used in operating activities:
Operating activities of discontinued operations	(2,989,770)	(1,102,819)
Net loss from operations	(61,705,930)	(35,689,031)
Depreciation and amortization expense	4,264,771	1,051,077
Amortization expense - discount of convertible debt	38,965,973	11,780,361
Stock based compensation	4,009,593	9,324,783
Loss on modification of debt	1,082,709	294,219
Loss on disposition of assets	3,280	0
(Increase) decrease in assets:
(Increase) decrease in accounts Receivable	444,234	(1,289,717)
(Increase) decrease in inventories	43,257	(244,652)
(Increase) decrease in prepaid expenses	(11,472)	166,257
(Increase) decrease in other assets	(115,897)	(69,837)
Increase in accounts payable	6,819,565	698,673
Increase in accrued expenses	3,079,662	2,347,345
Increase in interest payable	2,041,721	298,410
Increase in obligations under capital leases	1,643,446	1,271,710
(Decrease) increase in deferred rent	6,396	(128,753)
Net cash provided by (used in) operating activities	571,308	(10,189,155)
Cash flows from investing activities
Proceeds from sale of asset	2,934	0
Purchase of Property and equipment	(13,297,536)	(2,572,886)
Net cash used in investing activities	(13,294,602)	(2,572,886)
Cash flows from financing activities -
Restricted cash reclassification	2,001,680	(2,320,326)
Proceeds from construction loans	62,742	6,744,848
Proceeds from issuance of convertible and other debt	14,090,391	12,310,175
Principal reduction in convertible and other debt	(3,486,123)	(3,342,831)
Principal reduction in obligations under capital leases	(18,525)	(35,397)
Proceeds from related party advances	183,175	3,893,817
Repayments on related party advances	(77,470)	(4,367,341)
Net cash provided by financing activities	12,755,870	12,882,945
Net (decrease) increase in cash	32,576	120,904
Beginning balance - cash	138,374	17,470
Ending balance - cash	170,950	138,374
Suplplemental Information
Interest expense paid	2,340,022	1,514,024
Income taxes paid	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common shares issued in conversion of debt	1,024,985	1,700,741
Preferred shares issued in conversion of debt	4,847,800	2,251,500
Increase (decrease) in construction costs financed	(7,794,012)	19,918,646
Payables related to construction converted to notes payable	$ 3,869,643	$ 3,869,643